Schedule of Investments (unaudited) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	17,198	$430,638
Axon Enterprise Inc.(a)	2,460	172,741
Boeing Co. (The)	22,443	7,657,103
BWX Technologies Inc.	4,263	229,818
Curtiss-Wright Corp.	1,805	229,073
General Dynamics Corp.	11,622	2,160,995
HEICO Corp.	1,798	245,877
HEICO Corp., Class A	3,036	319,964
Hexcel Corp.	3,678	300,713
Huntington Ingalls Industries Inc.	1,767	403,406
L3Harris Technologies Inc.	9,499	1,971,992
Lockheed Martin Corp.	10,553	3,821,980
Maxar Technologies Ltd.(a)(b)	2,585	19,026
Moog Inc., Class A	1,362	110,949
Northrop Grumman Corp.	7,267	2,511,257
Raytheon Co.	11,914	2,171,803
Spirit AeroSystems Holdings Inc., Class A	4,474	343,782
Teledyne Technologies Inc.(a)	1,537	447,697
Textron Inc.	10,045	495,218
TransDigm Group Inc.(a)	2,088	1,013,599
United Technologies Corp.	34,803	4,649,681

		29,707,312

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	5,914	495,179
Expeditors International of Washington Inc.	7,409	565,677
FedEx Corp.	10,305	1,757,312
United Parcel Service Inc., Class B	29,969	3,580,397
XPO Logistics Inc.(a)(b)	3,934	265,466

		6,664,031

Airlines — 0.4%
Alaska Air Group Inc.	5,204	329,726
Allegiant Travel Co.	548	82,118
American Airlines Group Inc.	16,929	516,504
Delta Air Lines Inc.	25,478	1,555,177
JetBlue Airways Corp.(a)	12,893	247,932
Southwest Airlines Co.	20,910	1,077,492
Spirit Airlines Inc.(a)	2,923	124,023
United Airlines Holdings Inc.(a)	9,555	878,200

		4,811,172

Auto Components — 0.2%
Adient PLC	3,606	85,643
Aptiv PLC	11,157	977,911
Autoliv Inc.	3,714	267,965
BorgWarner Inc.	8,809	332,980
Dana Inc.	6,221	103,953
Delphi Technologies PLC	3,725	69,807
Garrett Motion Inc.(a)	3,120	44,210
Gentex Corp.	10,976	300,962
Goodyear Tire & Rubber Co. (The)	10,088	138,508
Lear Corp.	2,659	337,108
Tenneco Inc., Class A	2,235	20,204
Veoneer Inc.(a)(b)	4,783	86,812
Visteon Corp.(a)	1,255	82,679

		2,848,742

Automobiles — 0.5%
Ford Motor Co.	167,743	1,598,591
General Motors Co.	56,457	2,277,475

Security	Shares	Value

Automobiles (continued)
Harley-Davidson Inc.	6,853	$245,200
Tesla Inc.(a)(b)	5,903	1,426,224
Thor Industries Inc.	2,253	134,279

		5,681,769

Banks — 5.5%
Associated Banc-Corp.	7,097	153,792
BancorpSouth Bank.	3,997	119,470
Bank of America Corp.	380,597	11,676,716
Bank of Hawaii Corp.	1,774	151,234
Bank OZK	5,352	163,664
BankUnited Inc.	4,181	143,868
BB&T Corp.	32,911	1,695,904
BOK Financial Corp.	1,346	112,633
Cathay General Bancorp.	3,149	117,206
CIT Group Inc.	4,208	212,714
Citigroup Inc.	99,528	7,082,412
Citizens Financial Group Inc.	19,704	734,171
Comerica Inc.	6,591	482,461
Commerce Bancshares Inc.	4,303	261,751
Cullen/Frost Bankers Inc.	2,699	256,243
East West Bancorp. Inc.	6,233	299,246
Fifth Third Bancorp.	31,084	922,884
First Citizens BancShares Inc./NC, Class A	366	170,929
First Financial Bankshares Inc.	5,962	195,256
First Hawaiian Inc.	3,813	102,036
First Horizon National Corp.	13,602	223,073
First Republic Bank/CA	7,052	700,687
FNB Corp.	14,071	169,556
Fulton Financial Corp.	7,340	124,780
Glacier Bancorp. Inc.	3,695	154,857
Hancock Whitney Corp.	3,656	151,797
Home BancShares Inc./AR	6,607	129,960
Huntington Bancshares Inc./OH	44,926	640,196
IBERIABANK Corp.	2,391	187,861
International Bancshares Corp.	2,479	93,285
Investors Bancorp. Inc.	9,775	111,044
JPMorgan Chase & Co.	139,140	16,140,240
KeyCorp.	43,175	793,125
M&T Bank Corp.	5,845	960,041
PacWest Bancorp.	5,165	199,524
People’s United Financial Inc.	17,021	279,485
Pinnacle Financial Partners Inc.	3,089	187,626
PNC Financial Services Group Inc. (The)	19,325	2,761,543
Popular Inc.	4,223	243,076
Prosperity Bancshares Inc.	2,799	194,223
Regions Financial Corp.	43,453	692,206
Signature Bank/New York NY	2,313	294,815
Sterling Bancorp./DE	9,349	204,276
SunTrust Banks Inc.	19,023	1,266,932
SVB Financial Group(a)(b)	2,233	517,989
Synovus Financial Corp.	6,730	256,884
TCF Financial Corp.	7,030	150,301
TCF Financial Corp., New	2,983	125,405
Texas Capital Bancshares Inc.(a)	2,149	135,237
Trustmark Corp.	2,645	94,003
U.S. Bancorp.	64,171	3,667,373
UMB Financial Corp.	1,840	125,598
Umpqua Holdings Corp.	9,465	165,259
United Bankshares Inc./WV	4,363	164,005
Valley National Bancorp.	13,984	156,061

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Webster Financial Corp.	3,947	$201,297
Wells Fargo & Co.	173,493	8,398,796
Western Alliance Bancorp.(a)	4,142	204,780
Wintrust Financial Corp.	2,471	176,775
Zions Bancorp. N.A.	7,951	358,352

		66,856,913

Beverages — 1.6%
Brown-Forman Corp., Class B, NVS	7,112	389,809
Coca-Cola Co. (The)	164,683	8,667,266
Constellation Brands Inc., Class A	7,156	1,408,444
Keurig Dr Pepper Inc.	7,626	214,596
Molson Coors Brewing Co., Class B	8,049	434,566
Monster Beverage Corp.(a)	16,737	1,079,034
National Beverage Corp.(b)	512	22,287
PepsiCo Inc.	60,127	7,684,832

		19,900,834

Biotechnology — 2.3%
AbbVie Inc.	63,438	4,226,240
ACADIA Pharmaceuticals Inc.(a)(b)	4,655	114,420
Agios Pharmaceuticals Inc.(a)(b)	2,122	102,089
Alexion Pharmaceuticals Inc.(a)	9,565	1,083,619
Alkermes PLC(a)	6,556	151,837
Allogene Therapeutics Inc.(a)	832	25,792
Alnylam Pharmaceuticals Inc.(a)	4,013	311,369
Amgen Inc.	26,161	4,881,119
Biogen Inc.(a)	8,295	1,972,717
BioMarin Pharmaceutical Inc.(a)	7,732	613,302
Bluebird Bio Inc.(a)(b)	2,357	309,309
Celgene Corp.(a)	30,181	2,772,427
Clovis Oncology Inc.(a)	2,272	23,970
Exact Sciences Corp.(a)	5,528	636,328
Exelixis Inc.(a)	12,864	273,617
FibroGen Inc.(a)	3,168	149,720
Gilead Sciences Inc.	54,583	3,576,278
Immunomedics Inc.(a)(b)	7,453	109,932
Incyte Corp.(a)	7,686	652,695
Intercept Pharmaceuticals Inc.(a)	942	59,205
Intrexon Corp.(a)(b)	2,789	22,284
Ionis Pharmaceuticals Inc.(a)	6,039	397,729
Ligand Pharmaceuticals Inc.(a)(b)	879	80,437
Madrigal Pharmaceuticals Inc.(a)(b)	351	30,639
Medicines Co. (The)(a)(b)	2,996	107,377
Moderna Inc.(a)(b)	1,147	15,026
Myriad Genetics Inc.(a)	3,203	93,335
Neurocrine Biosciences Inc.(a)	3,842	370,330
OPKO Health Inc.(a)(b)	15,327	32,340
Portola Pharmaceuticals Inc.(a)	2,914	77,745
Regeneron Pharmaceuticals Inc.(a)	3,357	1,023,079
Sage Therapeutics Inc.(a).	2,215	355,153
Sarepta Therapeutics Inc.(a)(b)	2,986	444,466
Seattle Genetics Inc.(a)	4,595	347,887
Ultragenyx Pharmaceutical Inc.(a)	2,249	135,525
United Therapeutics Corp.(a)	1,884	149,288
Vertex Pharmaceuticals Inc.(a)	11,011	1,834,653

		27,563,278

Building Products — 0.3%
Allegion PLC	4,051	419,441
AO Smith Corp.	6,149	279,472
Armstrong World Industries Inc.	2,123	207,438

Security	Shares	Value

Building Products (continued)
Fortune Brands Home & Security Inc.	5,989	$329,036
Johnson Controls International PLC	34,257	1,453,867
Lennox International Inc.	1,532	392,927
Masco Corp.	12,603	513,824
Owens Corning	4,773	276,834
Resideo Technologies Inc.(a)	5,211	98,279
Trex Co. Inc.(a)(b)	2,478	202,577

		4,173,695

Capital Markets — 2.7%
Affiliated Managers Group Inc.	2,228	191,140
Ameriprise Financial Inc.	5,801	844,103
Bank of New York Mellon Corp. (The)	37,877	1,777,189
BGC Partners Inc., Class A	11,725	64,605
BlackRock Inc.(c)	5,089	2,380,024
Cboe Global Markets Inc.	4,838	528,842
Charles Schwab Corp. (The)	50,847	2,197,607
CME Group Inc.	15,379	2,989,985
E*TRADE Financial Corp.	10,543	514,393
Eaton Vance Corp., NVS	5,000	222,500
Evercore Inc., Class A	1,762	152,184
FactSet Research Systems Inc.	1,626	450,890
Federated Investors Inc., Class B	4,221	146,680
Franklin Resources Inc.	12,548	409,441
Goldman Sachs Group Inc. (The)	14,607	3,215,439
Interactive Brokers Group Inc., Class A	3,169	162,443
Intercontinental Exchange Inc.	24,190	2,125,333
Invesco Ltd.	16,746	321,356
Janus Henderson Group PLC	7,275	146,009
Lazard Ltd., Class A	5,384	208,415
Legg Mason Inc.	3,796	142,957
LPL Financial Holdings Inc.	3,617	303,358
MarketAxess Holdings Inc.	1,615	544,320
Moody’s Corp.	7,104	1,522,671
Morgan Stanley	54,696	2,437,254
Morningstar Inc.	771	117,177
MSCI Inc.	3,609	820,109
Nasdaq Inc.	4,933	475,393
Northern Trust Corp.	9,298	911,204
Raymond James Financial Inc.	5,486	442,556
S&P Global Inc.	10,528	2,578,834
SEI Investments Co.	5,494	327,387
State Street Corp.	16,163	938,909
Stifel Financial Corp.	3,108	185,889
T Rowe Price Group Inc.	10,110	1,146,373
TD Ameritrade Holding Corp.	11,432	584,175

		32,527,144

Chemicals — 2.0%
Air Products & Chemicals Inc.	9,421	2,150,532
Albemarle Corp.	4,574	333,719
Ashland Global Holdings Inc.	2,622	208,397
Axalta Coating Systems Ltd.(a)	8,894	263,529
Cabot Corp.	2,657	118,821
Celanese Corp.	5,484	615,140
CF Industries Holdings Inc.	9,517	471,663
Chemours Co. (The)	7,147	136,293
Corteva Inc.(a)	32,196	949,782
Dow Inc.(a)	32,088	1,554,343
DuPont de Nemours Inc.	32,038	2,311,862
Eastman Chemical Co.	5,962	449,237

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Ecolab Inc.	10,867	$2,192,200
Element Solutions Inc.(a)(b)	10,215	102,354
FMC Corp.	5,739	495,964
GCP Applied Technologies Inc.(a)	3,098	68,249
HB Fuller Co.	2,140	102,313
Huntsman Corp.	8,796	180,758
Ingevity Corp.(a)	1,845	181,806
International Flavors & Fragrances Inc.	4,348	626,069
Linde PLC	23,281	4,453,190
LyondellBasell Industries NV, Class A	13,027	1,090,230
Minerals Technologies Inc.	1,510	80,407
Mosaic Co. (The)	15,030	378,606
NewMarket Corp.	384	161,898
Olin Corp.	6,974	139,968
PolyOne Corp.	3,339	109,419
PPG Industries Inc.	10,094	1,184,935
RPM International Inc.	5,587	378,966
Scotts Miracle-Gro Co. (The)	1,719	192,837
Sensient Technologies Corp.	1,752	119,434
Sherwin-Williams Co. (The)	3,471	1,780,762
Trinseo SA	1,836	71,255
Valvoline Inc.	7,939	160,288
Westlake Chemical Corp.	1,565	105,747
WR Grace & Co.	2,841	192,648

		24,113,621

Commercial Services & Supplies — 0.5%
ADT Inc.(b)	5,107	32,428
Brink’s Co. (The)	2,114	190,598
Cintas Corp.	3,608	939,668
Clean Harbors Inc.(a)	2,226	173,205
Copart Inc.(a)	8,597	666,525
Covanta Holding Corp.	4,910	84,550
Deluxe Corp.	2,002	89,329
Healthcare Services Group Inc.	3,142	75,125
Herman Miller Inc.	2,383	108,045
HNI Corp.	1,837	62,899
IAA Inc.(a)	5,690	266,008
KAR Auction Services Inc.	5,690	152,151
MSA Safety Inc.	1,489	156,866
Republic Services Inc.	9,242	819,303
Rollins Inc.	6,396	214,458
Stericycle Inc.(a)(b)	3,734	171,615
Tetra Tech Inc.	2,340	185,328
Waste Management Inc.	16,736	1,958,112

		6,346,213

Communications Equipment — 1.2%
Arista Networks Inc.(a)(b)	2,275	622,099
Ciena Corp.(a)	6,054	273,762
Cisco Systems Inc.	183,608	10,171,883
CommScope Holding Co. Inc.(a)(b)	8,259	117,939
EchoStar Corp., Class A(a)(b)	1,974	89,856
F5 Networks Inc.(a)	2,542	372,962
Finisar Corp.(a)(b)	5,198	122,309
InterDigital Inc.	1,472	94,841
Juniper Networks Inc.	14,963	404,300
Lumentum Holdings Inc.(a)(b)	3,341	189,201
Motorola Solutions Inc.	7,084	1,175,661
NetScout Systems Inc.(a)	3,055	79,552
Plantronics Inc.	1,458	55,987

Security	Shares	Value

Communications Equipment (continued)
Ubiquiti Networks Inc.	845	$108,777
ViaSat Inc.(a)	2,453	200,140
Viavi Solutions Inc.(a)	9,418	138,162

		14,217,431

Construction & Engineering — 0.1%
AECOM(a)	6,702	240,937
Arcosa Inc.	2,084	78,150
Dycom Industries Inc.(a)(b)	1,364	75,238
EMCOR Group Inc.	2,345	197,895
Fluor Corp.	5,859	190,476
Jacobs Engineering Group Inc.	4,957	409,002
MasTec Inc.(a)	2,567	131,738
Quanta Services Inc.	5,981	223,809
Valmont Industries Inc.	976	134,298

		1,681,543

Construction Materials — 0.1%
Eagle Materials Inc.	1,907	157,861
Martin Marietta Materials Inc.	2,674	662,484
Summit Materials Inc., Class A(a)(b)	4,569	84,252
Vulcan Materials Co.	5,622	777,804

		1,682,401

Consumer Finance — 0.8%
Ally Financial Inc.	17,233	567,138
American Express Co.	29,393	3,655,607
Capital One Financial Corp.	20,159	1,863,095
Credit Acceptance Corp.(a)	509	243,317
Discover Financial Services	13,848	1,242,720
FirstCash Inc.	1,873	188,499
Green Dot Corp., Class A(a)	1,996	101,177
Navient Corp.	8,980	127,067
OneMain Holdings Inc.	3,152	130,650
PRA Group Inc.(a)	1,992	62,011
Santander Consumer USA Holdings Inc.	4,879	131,294
SLM Corp.	19,225	175,140
Synchrony Financial	27,120	973,066

		9,460,781

Containers & Packaging — 0.5%
Amcor PLC(a)	69,467	736,350
AptarGroup Inc.	2,663	322,276
Avery Dennison Corp.	3,659	420,309
Ball Corp.	14,275	1,020,377
Berry Global Group Inc.(a)	5,689	256,289
Crown Holdings Inc.(a)	5,822	372,666
Graphic Packaging Holding Co.	12,403	184,309
International Paper Co.	16,990	746,031
Owens-Illinois Inc.	6,397	108,557
Packaging Corp. of America	4,017	405,597
Sealed Air Corp.	6,548	273,641
Silgan Holdings Inc.	3,510	105,511
Sonoco Products Co.	4,197	251,946
Westrock Co.	11,064	398,857

		5,602,716

Distributors — 0.1%
Genuine Parts Co.	6,283	610,205
LKQ Corp.(a)	13,360	359,785
Pool Corp.	1,714	324,580

		1,294,570

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	2,599	$123,115
Bright Horizons Family Solutions Inc.(a)	2,523	383,673
frontdoor Inc.(a)	3,615	164,989
Graham Holdings Co., Class B	181	134,434
Grand Canyon Education Inc.(a)	2,078	226,024
H&R Block Inc.	8,610	238,411
Service Corp. International/U.S.	7,863	362,799
ServiceMaster Global Holdings Inc.(a)	5,733	305,167
Sotheby’s(a)	1,561	93,207
Weight Watchers International Inc.(a)	1,630	35,289

		2,067,108

Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.	10,710	240,760
Berkshire Hathaway Inc., Class B(a)	83,116	17,074,520
Jefferies Financial Group Inc.	11,254	240,048
Voya Financial Inc.	6,358	357,129

		17,912,457

Diversified Telecommunication Services — 1.8%
AT&T Inc.	313,024	10,658,467
CenturyLink Inc.	41,049	496,282
GCI Liberty Inc., Class A(a)	4,155	248,178
Verizon Communications Inc.	177,388	9,804,235
Zayo Group Holdings Inc.(a)	8,590	289,741

		21,496,903

Electric Utilities — 1.8%
ALLETE Inc.	2,228	193,725
Alliant Energy Corp.	10,248	507,686
American Electric Power Co. Inc.	21,110	1,853,669
Avangrid Inc.	2,348	118,691
Duke Energy Corp.	31,156	2,701,848
Edison International	13,930	1,038,342
El Paso Electric Co.	1,774	117,545
Entergy Corp.	8,116	857,212
Evergy Inc.	10,438	631,395
Eversource Energy	13,745	1,042,696
Exelon Corp.	41,552	1,872,333
FirstEnergy Corp.	21,557	947,861
Hawaiian Electric Industries Inc.	4,796	214,861
IDACORP Inc.	2,135	217,898
NextEra Energy Inc.	20,555	4,258,379
OGE Energy Corp.	8,542	366,879
Pinnacle West Capital Corp.	4,790	436,944
PNM Resources Inc.	3,408	169,275
Portland General Electric Co.	3,774	207,004
PPL Corp.	30,855	914,234
Southern Co. (The)	44,545	2,503,429
Xcel Energy Inc.	22,008	1,311,897

		22,483,803

Electrical Equipment — 0.5%
Acuity Brands Inc.	1,687	226,429
AMETEK Inc.	9,796	877,820
Eaton Corp. PLC	18,127	1,489,858
Emerson Electric Co.	26,306	1,706,733
EnerSys	1,932	131,589
Generac Holdings Inc.(a)	2,650	191,595
GrafTech International Ltd.	2,572	29,450
Hubbell Inc.	2,365	307,166
nVent Electric PLC	7,030	174,274
Regal Beloit Corp.	1,765	140,529

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation Inc.	5,108	$821,264
Sensata Technologies Holding PLC(a)(b)	6,905	327,504

		6,424,211

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,799	1,194,403
Anixter International Inc.(a)	1,217	78,326
Arrow Electronics Inc.(a)	3,592	260,815
Avnet Inc.	4,520	205,298
Belden Inc.	1,772	80,555
CDW Corp./DE	6,360	751,498
Cognex Corp.	7,405	325,894
Coherent Inc.(a)	1,036	143,849
Corning Inc.	33,673	1,035,445
Dolby Laboratories Inc., Class A	2,749	187,207
FLIR Systems Inc.	5,866	291,306
IPG Photonics Corp.(a)	1,521	199,266
Itron Inc.(a)	1,385	85,870
Jabil Inc.	6,024	186,021
Keysight Technologies Inc.(a)	8,019	717,861
Littelfuse Inc.	1,044	176,394
National Instruments Corp.	4,781	199,655
SYNNEX Corp.	1,733	170,770
TE Connectivity Ltd.	14,516	1,341,278
Tech Data Corp.(a)	1,542	156,266
Trimble Inc.(a)	10,778	455,478
Vishay Intertechnology Inc.	5,801	98,617
Zebra Technologies Corp., Class A(a)	2,309	486,945

		8,829,017

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	3,257	105,950
Baker Hughes a GE Co.	21,894	555,889
Core Laboratories NV	1,898	95,223
Dril-Quip Inc.(a)	1,630	85,771
Halliburton Co.	37,329	858,567
Helmerich & Payne Inc.	4,659	231,459
KLX Energy Services Holdings Inc.(a)(b)	877	13,786
Nabors Industries Ltd.	13,701	40,555
National Oilwell Varco Inc.	16,554	394,316
Oceaneering International Inc.(a)	4,066	62,820
Patterson-UTI Energy Inc.	9,455	109,962
Schlumberger Ltd.	59,327	2,371,300
TechnipFMC PLC	17,980	495,169
Transocean Ltd.(a)(b)	21,372	129,942
U.S. Silica Holdings Inc.(b)	3,261	45,197
Valaris PLC(a)(b)	8,305	68,018

		5,663,924

Entertainment — 1.8%
Activision Blizzard Inc.	32,950	1,605,983
Cinemark Holdings Inc.	4,406	175,888
Electronic Arts Inc.(a)	12,732	1,177,710
Liberty Media Corp.-Liberty Formula One, Class A(a)	991	37,143
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	8,779	345,717
Lions Gate Entertainment Corp., Class A	2,278	29,409
Lions Gate Entertainment Corp., Class B, NVS	4,660	56,805
Live Nation Entertainment Inc.(a)	5,952	428,901
Madison Square Garden Co. (The), Class A(a)	738	214,050
Netflix Inc.(a)	18,753	6,057,031
Take-Two Interactive Software Inc.(a)	4,796	587,606

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Viacom Inc., Class A	288	$10,068
Viacom Inc., Class B, NVS	15,185	460,865
Walt Disney Co. (The)	74,876	10,708,017

		21,895,193

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	3,398	95,382
Alexandria Real Estate Equities Inc.	4,827	706,480
American Campus Communities Inc.	5,924	276,947
American Homes 4 Rent, Class A	11,072	268,053
American Tower Corp.	18,974	4,015,278
Apartment Investment & Management Co., Class A	6,362	315,173
Apple Hospitality REIT Inc.	9,408	147,800
AvalonBay Communities Inc.	5,987	1,250,026
Boston Properties Inc.	6,601	877,603
Brandywine Realty Trust	7,807	115,153
Brixmor Property Group Inc.	12,779	242,545
Camden Property Trust	4,137	429,048
Colony Capital Inc.	20,620	116,503
Columbia Property Trust Inc.	4,937	108,268
CoreCivic Inc.	5,010	85,020
CoreSite Realty Corp.	1,562	163,713
Corporate Office Properties Trust	4,598	128,376
Cousins Properties Inc.	6,369	224,061
Crown Castle International Corp.	17,791	2,370,829
CubeSmart	8,124	275,810
CyrusOne Inc.	4,847	278,218
DiamondRock Hospitality Co.	8,255	83,128
Digital Realty Trust Inc.	8,895	1,017,232
Douglas Emmett Inc.	6,866	280,270
Duke Realty Corp.	15,236	507,816
EastGroup Properties Inc.	1,579	190,238
EPR Properties	3,299	245,545
Equinix Inc.	3,597	1,806,054
Equity Commonwealth	5,307	178,209
Equity LifeStyle Properties Inc.	3,881	482,214
Equity Residential	15,829	1,248,750
Essex Property Trust Inc.	2,803	847,123
Extra Space Storage Inc.	5,468	614,549
Federal Realty Investment Trust	3,246	428,504
First Industrial Realty Trust Inc.	5,398	206,150
Gaming and Leisure Properties Inc.	8,758	330,264
GEO Group Inc. (The)	5,121	91,205
HCP Inc.	20,580	657,119
Healthcare Realty Trust Inc.	5,588	178,704
Healthcare Trust of America Inc., Class A	8,763	235,988
Highwoods Properties Inc.	4,370	198,092
Hospitality Properties Trust	7,142	176,479
Host Hotels & Resorts Inc.	31,544	548,550
Hudson Pacific Properties Inc.	6,763	238,734
Invitation Homes Inc.	18,014	494,845
Iron Mountain Inc.	12,163	357,714
JBG SMITH Properties	5,127	200,619
Kilroy Realty Corp.	4,342	345,015
Kimco Realty Corp.	17,826	342,437
Lamar Advertising Co., Class A	3,619	292,849
Lexington Realty Trust	8,993	88,761
Liberty Property Trust	6,427	336,132
Life Storage Inc.	1,965	191,568
Macerich Co. (The)	4,578	151,303
Mack-Cali Realty Corp.	3,853	91,624

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust Inc.	16,978	$297,115
Mid-America Apartment Communities Inc.	4,866	573,409
National Health Investors Inc.	1,870	148,441
National Retail Properties Inc.	7,055	368,553
Omega Healthcare Investors Inc.	9,241	335,448
Outfront Media Inc.	5,840	158,731
Paramount Group Inc.	8,512	117,721
Park Hotels & Resorts Inc.	8,475	223,825
Pebblebrook Hotel Trust	5,624	157,416
Physicians Realty Trust	8,105	139,487
Piedmont Office Realty Trust Inc., Class A	5,387	112,103
PotlatchDeltic Corp.	3,002	110,534
Prologis Inc.	26,993	2,175,906
Public Storage	6,427	1,560,219
Rayonier Inc.	5,580	162,043
Realty Income Corp.	13,481	933,020
Regency Centers Corp.	7,144	476,505
Retail Properties of America Inc., Class A	8,810	107,130
RLJ Lodging Trust	7,364	127,250
Ryman Hospitality Properties Inc.	2,167	162,525
Sabra Health Care REIT Inc.	7,961	164,315
SBA Communications Corp.(a)	4,863	1,193,429
Senior Housing Properties Trust	10,523	86,289
Simon Property Group Inc.	13,224	2,144,933
SITE Centers Corp.	6,479	92,326
SL Green Realty Corp.	3,677	298,131
Spirit Realty Capital Inc.	3,784	166,950
STORE Capital Corp.	8,800	301,048
Sun Communities Inc.	3,860	512,647
Sunstone Hotel Investors Inc.	9,477	125,191
Tanger Factory Outlet Centers Inc.	4,078	64,759
Taubman Centers Inc.	2,718	110,133
UDR Inc.	12,065	555,714
Uniti Group Inc.	7,807	65,735
Urban Edge Properties	5,070	84,821
Ventas Inc.	15,818	1,064,393
VEREIT Inc.	42,289	385,676
VICI Properties Inc.	15,504	330,855
Vornado Realty Trust	7,526	484,072
Washington REIT	3,405	91,765
Weingarten Realty Investors	5,091	142,090
Welltower Inc.	17,341	1,441,384
Weyerhaeuser Co.	31,844	809,156
WP Carey Inc.	7,269	629,059
Xenia Hotels & Resorts Inc.	5,031	107,814

		46,074,136

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	1,532	248,046
Costco Wholesale Corp.	18,877	5,203,068
Kroger Co. (The)	34,528	730,612
Performance Food Group Co.(a)	4,418	193,729
Rite Aid Corp.(a)(b)	2,244	15,641
Sprouts Farmers Market Inc.(a)	5,223	88,425
Sysco Corp.	20,338	1,394,577
U.S. Foods Holding Corp.(a)	9,505	336,192
Walgreens Boots Alliance Inc.	33,239	1,811,193
Walmart Inc.	59,998	6,622,579

		16,644,062

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.1%
Archer-Daniels-Midland Co.	24,147	$991,959
B&G Foods Inc.	2,831	51,751
Bunge Ltd.	5,978	349,295
Campbell Soup Co.	8,144	336,673
Conagra Brands Inc.	21,003	606,357
Darling Ingredients Inc.(a)(b)	7,201	146,396
Flowers Foods Inc.	8,102	192,017
General Mills Inc.	25,675	1,363,599
Hain Celestial Group Inc. (The)(a)(b)	3,771	82,095
Hershey Co. (The)	5,936	900,729
Hormel Foods Corp.	11,557	473,721
Ingredion Inc.	2,855	220,663
JM Smucker Co. (The)	4,863	540,717
Kellogg Co.	10,734	624,933
Kraft Heinz Co. (The)	26,834	858,956
Lamb Weston Holdings Inc.	6,337	425,339
Lancaster Colony Corp.	799	124,500
McCormick & Co. Inc./MD, NVS	5,264	834,555
Mondelez International Inc., Class A	61,783	3,304,773
Pilgrim’s Pride Corp.(a)	2,209	59,776
Post Holdings Inc.(a)	2,813	301,610
Seaboard Corp.	13	53,061
TreeHouse Foods Inc.(a)(b)	2,343	139,034
Tyson Foods Inc., Class A	12,663	1,006,708

		13,989,217

Gas Utilities — 0.2%
Atmos Energy Corp.	5,068	552,615
National Fuel Gas Co.	3,781	180,505
New Jersey Resources Corp.	3,931	196,039
ONE Gas Inc.	2,239	204,152
South Jersey Industries Inc.	3,809	129,696
Southwest Gas Holdings Inc.	2,219	197,291
Spire Inc.	2,195	180,890
UGI Corp.	7,405	378,322

		2,019,510

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	75,669	6,590,770
Abiomed Inc.(a)	1,924	535,949
Align Technology Inc.(a)	3,105	649,193
Avanos Medical Inc.(a)	2,060	83,883
Baxter International Inc.	20,402	1,713,156
Becton Dickinson and Co.	11,591	2,930,205
Boston Scientific Corp.(a)	59,514	2,526,964
Cantel Medical Corp.	1,533	141,465
Cooper Companies Inc. (The)	2,111	712,251
Danaher Corp.	27,049	3,800,384
Dentsply Sirona Inc.	10,021	545,643
DexCom Inc.(a)(b)	3,935	617,283
Edwards Lifesciences Corp.(a)	8,923	1,899,261
Globus Medical Inc., Class A(a)	3,339	152,192
Haemonetics Corp.(a)	2,234	272,727
Hill-Rom Holdings Inc.	2,867	305,737
Hologic Inc.(a)	11,566	592,758
ICU Medical Inc.(a)	701	178,362
IDEXX Laboratories Inc.(a)	3,706	1,045,277
Inogen Inc.(a)	737	45,326
Insulet Corp.(a)(b)	2,591	318,538
Integra LifeSciences Holdings Corp.(a)	3,035	192,389
Intuitive Surgical Inc.(a)	4,941	2,566,899

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LivaNova PLC(a)	2,049	$157,875
Masimo Corp.(a)	2,102	331,801
Medtronic PLC	57,505	5,862,060
Neogen Corp.(a)	2,189	156,295
NuVasive Inc.(a)	2,158	143,723
Penumbra Inc.(a)(b)	1,305	218,718
ResMed Inc.	6,135	789,575
Steris PLC	3,640	541,850
Stryker Corp.	13,254	2,780,424
Teleflex Inc.	1,983	673,704
Varian Medical Systems Inc.(a)	3,875	454,809
West Pharmaceutical Services Inc.	3,198	438,989
Zimmer Biomet Holdings Inc.	8,751	1,182,523

		42,148,958

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	3,831	122,362
AmerisourceBergen Corp.	6,638	578,502
Anthem Inc.	11,021	3,246,897
Brookdale Senior Living Inc.(a)	7,904	61,572
Cardinal Health Inc.	12,839	587,127
Centene Corp.(a)	17,681	921,003
Chemed Corp.	692	280,530
Cigna Corp.	16,266	2,763,919
Covetrus Inc.(a)	4,062	96,148
CVS Health Corp.	55,805	3,117,825
DaVita Inc.(a)	5,348	320,078
Encompass Health Corp.	4,162	265,702
HCA Healthcare Inc.	11,435	1,526,687
HealthEquity Inc.(a)	2,284	187,242
Henry Schein Inc.(a)(b)	6,461	429,915
Humana Inc.	5,790	1,718,183
Laboratory Corp. of America Holdings(a)	4,218	706,599
Magellan Health Inc.(a)	1,115	78,429
McKesson Corp.	8,172	1,135,499
MEDNAX Inc.(a)(b)	3,913	96,142
Molina Healthcare Inc.(a)	2,604	345,759
Patterson Companies Inc.	3,338	66,092
Quest Diagnostics Inc.	5,770	589,002
Tenet Healthcare Corp.(a)	3,589	84,593
UnitedHealth Group Inc.	40,762	10,150,146
Universal Health Services Inc., Class B	3,544	534,648
WellCare Health Plans Inc.(a)	2,157	619,598

		30,630,199

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	7,105	73,182
Cerner Corp.	14,012	1,003,960
Medidata Solutions Inc.(a)	2,706	247,247
Teladoc Health Inc.(a)(b)	3,131	213,659
Veeva Systems Inc., Class A(a)	5,471	907,639

		2,445,687

Hotels, Restaurants & Leisure — 2.2%
Aramark	10,569	382,492
Bloomin’ Brands Inc.	3,792	64,578
Boyd Gaming Corp.	3,408	90,278
Brinker International Inc.	1,608	64,079
Caesars Entertainment Corp.(a)	25,452	301,352
Carnival Corp.	17,274	815,851
Cheesecake Factory Inc. (The)	1,787	76,984
Chipotle Mexican Grill Inc.(a)	1,049	834,511

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc.	1,464	$125,626
Churchill Downs Inc.	1,491	178,398
Cracker Barrel Old Country Store Inc.	1,012	175,795
Darden Restaurants Inc.	5,297	643,903
Domino’s Pizza Inc.	1,753	428,661
Dunkin’ Brands Group Inc.	3,476	278,636
Extended Stay America Inc.	8,061	134,780
Hilton Grand Vacations Inc.(a)	3,768	123,214
Hilton Worldwide Holdings Inc.	12,450	1,202,047
Hyatt Hotels Corp., Class A	1,664	128,710
Jack in the Box Inc.	1,094	78,582
Las Vegas Sands Corp.	15,621	944,133
Marriott International Inc./MD, Class A	11,821	1,643,828
Marriott Vacations Worldwide Corp.	1,741	177,982
McDonald’s Corp.	32,750	6,901,080
MGM Resorts International	21,830	655,337
Norwegian Cruise Line Holdings Ltd.(a)	9,280	458,803
Planet Fitness Inc., Class A(a)	3,564	280,344
Royal Caribbean Cruises Ltd.	7,418	863,010
Scientific Games Corp./DE, Class A(a)	2,315	47,342
Six Flags Entertainment Corp.	3,106	164,090
Starbucks Corp.	51,950	4,919,145
Texas Roadhouse Inc.	2,781	153,595
Vail Resorts Inc.	1,744	429,931
Wendy’s Co. (The)	7,921	144,083
Wyndham Destinations Inc.	4,171	196,287
Wyndham Hotels & Resorts Inc.	4,171	235,870
Wynn Resorts Ltd.	4,126	536,669
Yum! Brands Inc.	13,082	1,471,987

		26,351,993

Household Durables — 0.3%
DR Horton Inc.	14,614	671,221
Garmin Ltd.	5,235	411,419
Helen of Troy Ltd.(a)	1,116	165,481
Leggett & Platt Inc.	5,525	220,834
Lennar Corp., Class A	12,236	582,067
Lennar Corp., Class B	696	26,448
Mohawk Industries Inc.(a)	2,645	329,805
Newell Brands Inc.	16,646	236,207
NVR Inc.(a)	144	481,556
PulteGroup Inc.	10,802	340,371
Tempur Sealy International Inc.(a)(b)	1,905	152,819
Toll Brothers Inc.	5,718	205,676
Tupperware Brands Corp.	2,182	33,406
Whirlpool Corp.	2,743	399,052

		4,256,362

Household Products — 1.6%
Church & Dwight Co. Inc.	10,475	790,234
Clorox Co. (The)	5,487	892,186
Colgate-Palmolive Co.	36,879	2,645,700
Energizer Holdings Inc.	2,628	110,586
Kimberly-Clark Corp.	14,728	1,997,853
Procter & Gamble Co. (The)	107,587	12,699,570
Spectrum Brands Holdings Inc.	1,718	86,089

		19,222,218

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	28,173	473,024
NRG Energy Inc.	11,421	389,913

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp.	16,567	$355,528

		1,218,465

Industrial Conglomerates — 1.3%
3M Co.	24,740	4,322,573
Carlisle Companies Inc.	2,417	348,556
General Electric Co.	374,405	3,912,532
Honeywell International Inc.	31,233	5,386,443
Roper Technologies Inc.	4,467	1,624,424

		15,594,528

Insurance — 2.8%
Aflac Inc.	32,111	1,690,323
Alleghany Corp.(a)	624	427,896
Allstate Corp. (The)	14,324	1,538,398
American Financial Group Inc./OH	3,034	310,621
American International Group Inc.	37,220	2,083,948
Aon PLC	10,294	1,948,139
Arch Capital Group Ltd.(a)	17,300	669,337
Arthur J Gallagher & Co.	7,998	723,259
Assurant Inc.	2,639	299,157
Assured Guaranty Ltd.	4,602	201,061
Athene Holding Ltd., Class A(a)	5,309	216,926
Axis Capital Holdings Ltd.	3,521	224,182
Brighthouse Financial Inc.(a)	5,124	200,707
Brown & Brown Inc.	10,152	364,761
Chubb Ltd.	19,668	3,006,057
Cincinnati Financial Corp.	6,450	692,278
CNA Financial Corp.	1,145	54,834
CNO Financial Group Inc.	7,061	119,402
Enstar Group Ltd.(a)	635	112,490
Erie Indemnity Co., Class A, NVS	853	190,023
Everest Re Group Ltd.	1,722	424,714
Fidelity National Financial Inc.	11,794	505,727
First American Financial Corp.	4,777	276,206
Genworth Financial Inc., Class A(a)	21,078	84,101
Hanover Insurance Group Inc. (The)	1,705	221,156
Hartford Financial Services Group Inc. (The)	15,473	891,709
Kemper Corp.	2,739	241,087
Lincoln National Corp.	8,745	571,398
Loews Corp.	11,475	614,371
Markel Corp.(a)	590	657,219
Marsh & McLennan Companies Inc.	21,888	2,162,534
Mercury General Corp.	1,143	64,820
MetLife Inc.	40,727	2,012,728
Old Republic International Corp.	11,994	273,583
Primerica Inc.	1,828	224,277
Principal Financial Group Inc.	11,167	648,133
ProAssurance Corp.	2,408	94,129
Progressive Corp. (The)	24,996	2,024,176
Prudential Financial Inc.	17,465	1,769,379
Reinsurance Group of America Inc.	2,738	426,909
RenaissanceRe Holdings Ltd.	1,891	342,555
RLI Corp.	1,623	146,281
Torchmark Corp.	4,371	399,160
Travelers Companies Inc. (The)	11,213	1,644,050
Unum Group	9,227	294,803
White Mountains Insurance Group Ltd.	140	150,640
Willis Towers Watson PLC	5,650	1,102,993
WR Berkley Corp.	6,267	434,867

		33,777,504

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 4.5%
Alphabet Inc., Class A(a)	12,843	$15,645,343
Alphabet Inc., Class C, NVS(a)(b)	13,145	15,993,258
Cargurus Inc.(a)	1,388	51,731
Cars.com Inc.(a)(b)	2,563	48,697
Facebook Inc., Class A(a)	103,049	20,015,207
IAC/InterActiveCorp.(a)(b)	3,370	805,598
Snap Inc., Class A, NVS(a)	32,372	543,850
TripAdvisor Inc.(a)(b)	4,491	198,278
Twitter Inc.(a)	31,178	1,319,141
Yelp Inc.(a)	3,156	110,618
Zillow Group Inc., Class A(a)	2,151	107,206
Zillow Group Inc., Class C, NVS(a)(b)	5,088	254,196

		55,093,123

Internet & Direct Marketing Retail — 3.3%
Amazon.com Inc.(a)	17,738	33,112,944
Booking Holdings Inc.(a)	1,858	3,505,321
eBay Inc.	35,024	1,442,639
Etsy Inc.(a)	5,215	349,509
Expedia Group Inc.	5,928	786,883
Groupon Inc.(a)	17,233	54,284
GrubHub Inc.(a)(b)	3,840	259,699
Qurate Retail Inc.(a)	17,106	241,879
Shutterfly Inc.(a)	1,442	73,095
Stamps.com Inc.(a)	723	34,523
Wayfair Inc., Class A(a)	2,743	359,772

		40,220,548

IT Services — 5.5%
Accenture PLC, Class A	27,358	5,268,604
Akamai Technologies Inc.(a)	7,051	621,405
Alliance Data Systems Corp.	1,924	301,914
Amdocs Ltd.	6,035	386,180
Automatic Data Processing Inc.	18,652	3,105,931
Black Knight Inc.(a)	6,198	392,457
Booz Allen Hamilton Holding Corp.	5,919	406,931
Broadridge Financial Solutions Inc.	4,942	628,227
CACI International Inc., Class A(a)	1,063	228,704
Cognizant Technology Solutions Corp., Class A	24,443	1,592,217
Conduent Inc.(a)	7,790	70,889
CoreLogic Inc.(a)(b)	3,349	152,614
DXC Technology Co.	11,481	640,295
EPAM Systems Inc.(a)	2,248	435,640
Euronet Worldwide Inc.(a)	2,203	343,470
Fidelity National Information Services Inc.	26,244	3,497,014
Fiserv Inc.(a)	24,328	2,564,901
FleetCor Technologies Inc.(a)	3,677	1,044,893
Gartner Inc.(a)(b)	3,889	541,854
Genpact Ltd.	6,483	257,245
Global Payments Inc.	6,713	1,127,247
GoDaddy Inc., Class A(a)	7,517	551,598
International Business Machines Corp.	38,041	5,639,198
Jack Henry & Associates Inc.	3,282	458,495
KBR Inc.	5,885	155,246
Leidos Holdings Inc.	6,194	508,527
LiveRamp Holdings Inc.(a)	2,919	153,802
Mastercard Inc., Class A	38,550	10,496,009
MAXIMUS Inc.	2,697	198,257
Okta Inc.(a)	4,449	582,063
Paychex Inc.	13,760	1,142,768
PayPal Holdings Inc.(a)	50,395	5,563,608

Security	Shares	Value

IT Services (continued)
Perspecta Inc.	6,003	$140,050
Sabre Corp.	11,618	273,139
Science Applications International Corp.	2,158	184,229
Square Inc., Class A(a)	13,532	1,088,108
Total System Services Inc.	6,968	945,697
Twilio Inc., Class A(a)	5,016	697,776
VeriSign Inc.(a)	4,523	954,760
Visa Inc., Class A	74,588	13,276,664
Western Union Co. (The)	18,866	396,186
WEX Inc.(a)	1,875	408,881

		67,423,693

Leisure Products — 0.1%
Brunswick Corp./DE	3,752	184,449
Hasbro Inc.	4,939	598,409
Mattel Inc.(a)	14,907	217,642
Polaris Industries Inc.	2,481	234,876

		1,235,376

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	13,567	941,685
Bio-Rad Laboratories Inc., Class A(a)	877	276,167
Bio-Techne Corp.	1,652	347,168
Bruker Corp.	4,250	203,363
Charles River Laboratories International Inc.(a)	2,110	283,879
Illumina Inc.(a)	6,299	1,885,795
IQVIA Holdings Inc.(a)	6,794	1,081,401
Mettler-Toledo International Inc.(a)	1,066	806,696
PerkinElmer Inc.	4,790	412,515
PRA Health Sciences Inc.(a)	2,575	257,268
Syneos Health Inc.(a)(b)	2,614	133,549
Thermo Fisher Scientific Inc.	17,156	4,763,878
Waters Corp.(a)	2,970	625,363

		12,018,727

Machinery — 1.8%
Actuant Corp., Class A	2,482	56,838
AGCO Corp.	2,707	208,439
Allison Transmission Holdings Inc.	5,093	234,023
Barnes Group Inc.	2,128	110,741
Caterpillar Inc.	24,536	3,230,655
Colfax Corp.(a)	4,132	114,374
Crane Co.	2,155	180,373
Cummins Inc.	6,177	1,013,028
Deere & Co.	13,598	2,252,509
Donaldson Co. Inc.	5,449	272,178
Dover Corp.	6,270	607,249
Flowserve Corp.	5,702	285,271
Fortive Corp.	12,602	958,382
Gardner Denver Holdings Inc.(a)(b)	5,363	176,818
Gates Industrial Corp. PLC(a)	1,955	21,466
Graco Inc.	7,232	347,715
Hillenbrand Inc.	2,705	91,131
IDEX Corp.	3,253	547,220
Illinois Tool Works Inc.	12,886	1,987,408
Ingersoll-Rand PLC	10,302	1,273,945
ITT Inc.	3,695	230,642
Kennametal Inc.	3,413	118,022
Lincoln Electric Holdings Inc.	2,760	233,275
Middleby Corp. (The)(a)	2,396	321,974
Mueller Industries Inc.	2,464	74,388
Navistar International Corp.(a)	2,748	85,848

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Nordson Corp.	2,213	$313,494
Oshkosh Corp.	3,037	253,802
PACCAR Inc.	14,788	1,037,230
Parker-Hannifin Corp.	5,535	969,068
Pentair PLC	6,765	262,550
Snap-on Inc.	2,359	360,007
Stanley Black & Decker Inc.	6,457	952,989
Terex Corp.	2,734	83,250
Timken Co. (The)	2,828	129,268
Toro Co. (The)	4,544	330,894
Trinity Industries Inc.	5,674	111,210
WABCO Holdings Inc.(a)	2,229	295,142
Wabtec Corp.	6,941	539,177
Welbilt Inc.(a)(b)	5,322	87,387
Woodward Inc.	2,394	268,224
Xylem Inc./NY	7,708	618,875

		21,646,479

Marine — 0.0%
Kirby Corp.(a)(b)	2,244	175,840

Media — 1.6%
Altice USA Inc., Class A(a)	4,974	128,379
AMC Networks Inc., Class A(a)	1,955	104,358
Cable One Inc.	212	257,962
CBS Corp., Class B, NVS	15,123	778,986
Charter Communications Inc., Class A(a)	7,390	2,847,958
Comcast Corp., Class A	194,271	8,386,679
Discovery Inc., Class A(a)(b)	6,632	201,016
Discovery Inc., Class C, NVS(a)	15,596	440,431
DISH Network Corp., Class A(a)	9,920	335,891
Fox Corp., Class A, NVS	15,088	563,084
Fox Corp., Class B	6,930	257,796
Interpublic Group of Companies Inc. (The)	16,483	377,790
John Wiley & Sons Inc., Class A	1,847	84,057
Liberty Broadband Corp., Class A(a)	1,108	108,794
Liberty Broadband Corp., Class C, NVS(a)	6,544	651,193
Liberty Global PLC, Class A(a)	8,715	232,429
Liberty Global PLC, Class C, NVS(a)	22,219	578,583
Liberty Latin America Ltd., Class A(a)	1,733	28,404
Liberty Latin America Ltd., Class C, NVS(a)	5,379	88,216
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,585	149,243
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,900	288,834
Meredith Corp.	1,744	95,676
New York Times Co. (The), Class A	5,938	211,868
News Corp., Class A, NVS	16,616	218,667
News Corp., Class B	5,017	67,529
Nexstar Media Group Inc., Class A	1,934	196,823
Omnicom Group Inc.	9,417	755,432
Sinclair Broadcast Group Inc., Class A	2,803	140,851
Sirius XM Holdings Inc.	68,950	431,627
TEGNA Inc.	9,101	138,244
Tribune Media Co., Class A	3,398	157,905

		19,304,705

Metals & Mining — 0.4%
Alcoa Corp.(a)	7,865	176,884
Allegheny Technologies Inc.(a)	5,279	114,924
Carpenter Technology Corp.	1,983	89,255
Commercial Metals Co.	4,951	86,692
Compass Minerals International Inc.	1,357	75,788
Freeport-McMoRan Inc.	62,032	686,074

Security	Shares	Value

Metals & Mining (continued)
Newmont Goldcorp Corp.	35,247	$1,287,220
Nucor Corp.	13,068	710,638
Reliance Steel & Aluminum Co.	2,869	286,757
Royal Gold Inc.	2,750	314,737
Steel Dynamics Inc.	9,834	309,869
U.S. Steel Corp.	7,484	112,485
Worthington Industries Inc.	1,666	67,007

		4,318,330

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	23,331	399,893
Annaly Capital Management Inc.	62,352	595,462
Blackstone Mortgage Trust Inc., Class A	5,819	206,691
Chimera Investment Corp.	7,912	152,543
Invesco Mortgage Capital Inc.	5,531	91,151
MFA Financial Inc.	19,123	137,303
New Residential Investment Corp.	17,509	274,716
Starwood Property Trust Inc.	12,179	282,918
Two Harbors Investment Corp.	11,553	155,504

		2,296,181

Multi-Utilities — 1.0%
Ameren Corp.	10,455	791,339
Avista Corp.	2,864	131,830
Black Hills Corp.	2,396	189,643
CenterPoint Energy Inc.	21,589	626,297
CMS Energy Corp.	12,243	712,788
Consolidated Edison Inc.	14,001	1,189,525
Dominion Energy Inc.	34,338	2,550,970
DTE Energy Co.	7,845	997,178
MDU Resources Group Inc.	8,314	222,316
NiSource Inc.	15,943	473,348
NorthWestern Corp.	2,095	146,482
Public Service Enterprise Group Inc.	21,726	1,241,641
Sempra Energy	11,726	1,588,052
WEC Energy Group Inc.	13,502	1,153,881

		12,015,290

Multiline Retail — 0.4%
Big Lots Inc.	1,706	43,674
Dillard’s Inc., Class A(b)	867	63,100
Dollar General Corp.	11,052	1,481,189
Dollar Tree Inc.(a)	10,190	1,036,833
Kohl’s Corp.	7,032	378,744
Macy’s Inc.	13,014	295,808
Nordstrom Inc.	4,502	149,061
Ollie’s Bargain Outlet Holdings Inc.(a)	2,170	183,777
Target Corp.	21,918	1,893,715

		5,525,901

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	21,517	1,584,942
Antero Resources Corp.(a)(b)	9,586	44,191
Apache Corp.	16,076	392,576
Cabot Oil & Gas Corp.	18,121	347,198
Centennial Resource Development Inc./DE, Class A(a)(b)	8,011	47,665
Cheniere Energy Inc.(a)	9,488	618,143
Chesapeake Energy Corp.(a)(b)	44,292	80,169
Chevron Corp.	81,705	10,058,703
Cimarex Energy Co.	4,344	220,110
CNX Resources Corp.(a)(b)	8,695	71,473
Concho Resources Inc.	8,554	835,555
ConocoPhillips	48,552	2,868,452

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc./OK(a)(b)	3,616	$134,407
Delek U.S. Holdings Inc.	2,923	125,923
Devon Energy Corp.	17,710	478,170
Diamondback Energy Inc.	6,650	687,810
EOG Resources Inc.	24,834	2,131,999
EQT Corp.	11,135	168,250
Equitrans Midstream Corp.	8,957	148,597
Exxon Mobil Corp.	181,479	13,494,778
Gulfport Energy Corp.(a)(b)	6,641	25,103
Hess Corp.	10,896	706,497
HollyFrontier Corp.	6,739	335,400
Kinder Morgan Inc./DE	83,315	1,717,955
Marathon Oil Corp.	35,028	492,844
Marathon Petroleum Corp.	28,344	1,598,318
Matador Resources Co.(a)	4,366	76,973
Murphy Oil Corp.	7,047	169,410
Noble Energy Inc.	20,918	461,869
Oasis Petroleum Inc.(a)	11,300	55,031
Occidental Petroleum Corp.	32,142	1,650,813
ONEOK Inc.	17,695	1,240,066
Parsley Energy Inc., Class A(a)	11,562	191,814
PBF Energy Inc., Class A	5,040	140,767
PDC Energy Inc.(a)	2,758	79,237
Peabody Energy Corp.	3,584	75,479
Phillips 66	17,885	1,834,286
Pioneer Natural Resources Co.	7,186	991,955
QEP Resources Inc.(a)	9,786	48,441
Range Resources Corp.	8,721	49,623
SemGroup Corp., Class A	2,767	35,058
SM Energy Co.	4,498	44,845
Southwestern Energy Co.(a)	22,180	48,796
Targa Resources Corp.	10,053	391,162
Valero Energy Corp.	17,873	1,523,673
Whiting Petroleum Corp.(a)(b)	3,834	67,785
Williams Companies Inc. (The)	51,844	1,277,436
World Fuel Services Corp.	2,863	111,772
WPX Energy Inc.(a)	16,876	176,185

		50,157,704

Paper & Forest Products — 0.0%
Domtar Corp.	2,668	113,257
Louisiana-Pacific Corp.	5,265	137,627

		250,884

Personal Products — 0.2%
Coty Inc., Class A(b)	12,817	139,833
Edgewell Personal Care Co.(a)	2,381	72,454
Estee Lauder Companies Inc. (The), Class A	9,383	1,728,255
Herbalife Nutrition Ltd.(a)	4,297	176,263
Nu Skin Enterprises Inc., Class A	2,351	93,993

		2,210,798

Pharmaceuticals — 3.9%
Akorn Inc.(a)	3,963	14,742
Allergan PLC	13,184	2,116,032
Amneal Pharmaceuticals Inc.(a)(b)	3,972	14,537
Bristol-Myers Squibb Co.	70,273	3,120,824
Catalent Inc.(a)	6,146	347,187
Elanco Animal Health Inc.(a)	15,610	514,506
Eli Lilly & Co.	37,086	4,040,520
Endo International PLC(a)	8,570	27,167
Horizon Therapeutics PLC(a)	7,779	193,619

Security	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(a)	2,433	$339,112
Johnson & Johnson	113,880	14,829,454
Mallinckrodt PLC(a)(b)	3,405	23,188
Merck & Co. Inc.	110,431	9,164,669
Mylan NV(a)	22,084	461,556
Nektar Therapeutics(a)(b)	7,300	207,758
Perrigo Co. PLC	5,352	289,061
Pfizer Inc.	238,126	9,248,814
Prestige Consumer Healthcare Inc.(a)(b)	2,114	73,144
Zoetis Inc.	20,530	2,358,692

		47,384,582

Professional Services — 0.5%
ASGN Inc.(a)	2,212	139,466
CoStar Group Inc.(a)	1,557	958,178
Equifax Inc.	5,177	720,069
FTI Consulting Inc.(a)	1,606	167,747
IHS Markit Ltd.(a)	15,554	1,001,989
Insperity Inc.	1,608	171,011
Korn Ferry	2,399	94,233
ManpowerGroup Inc.	2,617	239,063
Nielsen Holdings PLC	14,992	347,215
Robert Half International Inc.	5,103	308,272
TransUnion	7,965	659,422
TriNet Group Inc.(a)	1,847	135,828
Verisk Analytics Inc.	7,036	1,067,502

		6,009,995

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	13,333	706,782
Howard Hughes Corp. (The)(a)	1,720	232,200
Jones Lang LaSalle Inc.	2,219	323,286
Realogy Holdings Corp.	5,294	27,582

		1,289,850

Road & Rail — 1.0%
AMERCO	322	124,614
Avis Budget Group Inc.(a)	2,660	96,797
CSX Corp.	33,010	2,323,904
Genesee & Wyoming Inc., Class A(a)	2,407	264,313
JB Hunt Transport Services Inc.	3,735	382,352
Kansas City Southern	4,328	535,547
Knight-Swift Transportation Holdings Inc.(b)	5,409	193,858
Landstar System Inc.	1,721	191,496
Norfolk Southern Corp.	11,387	2,176,283
Old Dominion Freight Line Inc.	2,807	468,713
Ryder System Inc.	2,369	126,173
Union Pacific Corp.	30,360	5,463,282

		12,347,332

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices Inc.(a)	38,085	1,159,688
Analog Devices Inc.	15,864	1,863,386
Applied Materials Inc.	40,045	1,977,022
Broadcom Inc.	16,984	4,925,190
Cirrus Logic Inc.(a)	2,668	130,865
Cree Inc.(a)	4,463	277,509
Cypress Semiconductor Corp.	15,757	361,938
Entegris Inc.	5,970	259,755
First Solar Inc.(a)	3,186	205,465
Intel Corp.	192,048	9,708,027
KLA Corp.	7,009	955,467
Lam Research Corp.	6,413	1,337,816

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group Ltd.	25,378	$666,426
Maxim Integrated Products Inc.	11,624	688,025
Microchip Technology Inc.	10,205	963,556
Micron Technology Inc.(a)	47,342	2,125,182
MKS Instruments Inc.	2,372	201,928
Monolithic Power Systems Inc.	1,679	248,761
NVIDIA Corp.	26,136	4,409,666
ON Semiconductor Corp.(a)(b)	17,767	382,168
Qorvo Inc.(a)	5,245	384,406
QUALCOMM Inc.	52,193	3,818,440
Semtech Corp.(a)	2,729	144,282
Silicon Laboratories Inc.(a)	1,846	207,140
Skyworks Solutions Inc.	7,410	631,925
Synaptics Inc.(a)	1,452	46,725
Teradyne Inc.	7,432	414,185
Texas Instruments Inc.	40,253	5,032,028
Universal Display Corp.	1,833	386,910
Versum Materials Inc.	4,733	246,021
Xilinx Inc.	10,939	1,249,343

		45,409,245

Software — 6.9%
2U Inc.(a)(b)	2,421	30,989
ACI Worldwide Inc.(a)	4,958	166,390
Adobe Inc.(a)	20,929	6,254,841
Anaplan Inc.(a)	696	39,630
ANSYS Inc.(a)	3,608	732,857
Aspen Technology Inc.(a)	3,014	397,456
Autodesk Inc.(a)	9,449	1,475,650
Blackbaud Inc.	2,047	186,277
Cadence Design Systems Inc.(a)	12,069	892,020
CDK Global Inc.	5,327	276,311
Ceridian HCM Holding Inc.(a)(b)	2,900	154,599
Citrix Systems Inc.	5,341	503,336
CommVault Systems Inc.(a)	1,581	71,841
DocuSign Inc.(a)	922	47,686
Elastic NV(a)	303	29,945
Fair Isaac Corp.(a)	1,233	428,369
FireEye Inc.(a)	8,821	132,315
Fortinet Inc.(a)(b)	6,243	501,375
Guidewire Software Inc.(a)(b)	3,482	355,443
HubSpot Inc.(a)	1,708	305,254
Intuit Inc.	11,139	3,088,956
j2 Global Inc.	1,974	175,864
LogMeIn Inc.	2,213	168,122
Manhattan Associates Inc.(a)	2,704	229,813
Microsoft Corp.	328,671	44,787,997
New Relic Inc.(a)	2,024	188,576
Nuance Communications Inc.(a)	12,096	201,277
Nutanix Inc., Class A(a)(b)	6,414	145,598
Oracle Corp.	104,078	5,859,591
Palo Alto Networks Inc.(a)	4,118	932,892
Paycom Software Inc.(a)(b)	2,105	506,779
Pegasystems Inc.	1,557	117,709
Proofpoint Inc.(a)	2,419	305,278
PTC Inc.(a)	4,536	307,450
RealPage Inc.(a)	3,086	192,813
RingCentral Inc., Class A(a)	2,973	422,107
salesforce.com Inc.(a)	33,316	5,147,322
ServiceNow Inc.(a)	7,907	2,193,323
SolarWinds Corp.(a)	1,046	18,744

Security	Shares	Value

Software (continued)
Splunk Inc.(a)	6,426	$869,502
SS&C Technologies Holdings Inc.	9,297	445,791
Symantec Corp.	26,433	569,895
Synopsys Inc.(a)	6,442	855,240
Tableau Software Inc., Class A(a)	3,060	518,762
Teradata Corp.(a)	4,959	181,599
Tyler Technologies Inc.(a)	1,630	380,360
Verint Systems Inc.(a)	2,717	157,233
VMware Inc., Class A	3,270	570,582
Workday Inc., Class A(a)(b)	6,952	1,390,261
Zendesk Inc.(a)(b)	4,746	396,576
Zscaler Inc.(a)(b)	603	50,815

		84,359,411

Specialty Retail — 2.2%
Aaron’s Inc.	2,991	188,583
Advance Auto Parts Inc.(b)	3,041	458,096
American Eagle Outfitters Inc.	7,125	126,041
AutoNation Inc.(a)	2,497	121,554
AutoZone Inc.(a)	1,048	1,176,946
Bed Bath & Beyond Inc.	5,900	57,289
Best Buy Co. Inc.	10,080	771,422
Burlington Stores Inc.(a)(b)	2,862	517,306
CarMax Inc.(a)	7,220	633,627
Dick’s Sporting Goods Inc.	2,882	107,124
Five Below Inc.(a)	2,401	282,021
Floor & Decor Holdings Inc., Class A(a)(b)	2,411	94,391
Foot Locker Inc.	4,816	197,745
Gap Inc. (The)	9,101	177,469
Home Depot Inc. (The)	47,193	10,084,672
L Brands Inc.	9,628	249,847
Lithia Motors Inc., Class A	906	119,483
Lowe’s Companies Inc.	33,607	3,407,750
Michaels Companies Inc. (The)(a)	4,121	28,311
Murphy USA Inc.(a)	1,264	111,687
National Vision Holdings Inc.(a)	2,613	82,545
O’Reilly Automotive Inc.(a)	3,357	1,278,211
Penske Automotive Group Inc.	1,542	70,886
Ross Stores Inc.	15,719	1,666,686
Sally Beauty Holdings Inc.(a)	5,513	75,749
Signet Jewelers Ltd.	2,192	39,763
Tiffany & Co.	4,577	429,872
TJX Companies Inc. (The)	52,093	2,842,194
Tractor Supply Co.	5,155	560,916
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,392	835,406
Urban Outfitters Inc.(a)(b)	3,205	76,311
Williams-Sonoma Inc.	3,396	226,445

		27,096,348

Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	187,481	39,940,952
Dell Technologies Inc., Class C(a)	6,328	365,379
Hewlett Packard Enterprise Co.	57,274	823,027
HP Inc.	64,433	1,355,670
NCR Corp.(a)(b)	4,972	168,103
NetApp Inc.	10,666	623,854
Pure Storage Inc., Class A(a)(b)	7,313	110,719
Seagate Technology PLC	11,025	510,568
Western Digital Corp.	12,528	675,134
Xerox Corp.	8,397	269,544

		44,842,950

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	6,478	$230,552
Carter’s Inc.	2,004	186,412
Columbia Sportswear Co.	1,267	134,277
Deckers Outdoor Corp.(a)	1,265	197,694
Hanesbrands Inc.	15,290	246,016
Kontoor Brands Inc.(a)	1,977	57,985
Lululemon Athletica Inc.(a)	4,539	867,358
NIKE Inc., Class B	53,833	4,631,253
PVH Corp.	3,261	289,968
Ralph Lauren Corp.	2,224	231,808
Skechers U.S.A. Inc., Class A(a)	5,785	219,483
Steven Madden Ltd.	3,347	115,505
Tapestry Inc.	12,392	383,285
Under Armour Inc., Class A(a)(b)	8,075	186,290
Under Armour Inc., Class C, NVS(a)(b)	8,330	169,432
VF Corp.	13,983	1,221,974
Wolverine World Wide Inc.	3,968	107,731

		9,477,023

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	6,330	86,468
Essent Group Ltd.(a)	4,141	191,149
MGIC Investment Corp.(a)	15,482	198,944
New York Community Bancorp. Inc.	19,825	228,582
Radian Group Inc.	9,019	205,633
TFS Financial Corp.	2,245	40,320
Washington Federal Inc.	3,345	122,360

		1,073,456

Tobacco — 0.8%
Altria Group Inc.	80,247	3,777,226
Philip Morris International Inc.	66,731	5,579,379

		9,356,605

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,460	186,383
Applied Industrial Technologies Inc.	1,719	104,584
Beacon Roofing Supply Inc.(a)	2,770	100,357
Fastenal Co.	24,432	752,506
GATX Corp.	1,534	117,903
HD Supply Holdings Inc.(a)	7,520	304,635
MRC Global Inc.(a)(b)	3,366	52,644
MSC Industrial Direct Co. Inc., Class A	1,957	139,045
SiteOne Landscape Supply Inc.(a)(b)	1,713	126,539
United Rentals Inc.(a)	3,382	427,992
Univar Inc.(a)	5,644	124,845

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco Inc.	1,354	$220,188
WESCO International Inc.(a)	2,013	102,140
WW Grainger Inc.	1,915	557,323

		3,317,084

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,239	134,224

Water Utilities — 0.1%
American Water Works Co. Inc.	7,750	889,545
Aqua America Inc.	9,303	390,261

		1,279,806

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	24,025	176,103
Telephone & Data Systems Inc.	3,998	129,295
T-Mobile U.S. Inc.(a)	13,545	1,079,943

		1,385,341

Total Common Stocks — 99.8% (Cost: $730,523,514)		1,214,936,452

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	29,985,833	30,000,826
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	1,193,000	1,193,000

		31,193,826

Total Short-Term Investments — 2.6% (Cost: $31,187,180)		31,193,826

Total Investments in Securities — 102.4% (Cost: $761,710,694)		1,246,130,278

Other Assets, Less Liabilities — (2.4)%		(29,075,596)

Net Assets — 100.0%		$1,217,054,682

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Dow Jones U.S. ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	14,480,981	15,504,852	(a)	—		29,985,833	$30,000,826	$13,940	(b)	$505	$1,683
BlackRock Cash Funds: Treasury, SL Agency Shares	2,183,402	—		(990,402	)(a)	1,193,000	1,193,000	7,804		—	—
BlackRock Inc.	5,366	—		(277)		5,089	2,380,024	17,602		39,137	(134,540)

							$33,573,850	$39,346		$39,642	$(132,857)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,214,936,452	$—	$—	$1,214,936,452
Money Market Funds	31,193,826	—	—	31,193,826

	$1,246,130,278	$—	$—	$1,246,130,278

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares